Annual Total Returns (Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares Retail) (Vanguard Short-Term Inflation-Protected Securities, Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares)
12 Months Ended
Sep. 30, 2014
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Annual Total Return
2014	(1.29%)
2013	(1.62%)